Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities of continuing operations (CHF million)
Net income	2,965	1,685	2,790
(Income)/loss from discontinued operations, net of tax	(145)	40	25
Income from continuing operations	2,820	1,725	2,815
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,345	1,294	1,196
Provision for credit losses	167	170	187
Deferred tax provision/(benefit)	695	(255)	170
Share of net income/(loss) from equity method investments	34	80	(45)
Trading assets and liabilities, net	13,961	(14,348)	39,134
(Increase)/decrease in other assets	(6,902)	(1,146)	(7,755)
Increase/(decrease) in other liabilities	9,992	(4,772)	5,859
Other, net	(38)	4,584	(2,939)
Total adjustments	19,254	(14,393)	35,807
Net cash provided by/(used in) operating activities of continuing operations	22,074	(12,668)	38,622
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	538	184	(732)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,120	46,952	(15,221)
Purchase of investment securities	(677)	(480)	(1,542)
Proceeds from sale of investment securities	176	936	2,118
Maturities of investment securities	832	1,626	2,462
Investments in subsidiaries and other investments	(1,792)	(2,039)	(1,782)
Proceeds from sale of other investments	3,737	3,104	6,784
(Increase)/decrease in loans	(9,126)	(11,022)	(17,237)
Proceeds from sale of loans	1,483	1,090	689
Capital expenditures for premises and equipment and other intangible assets	(903)	(1,242)	(1,739)
Proceeds from sale of premises and equipment and other intangible assets	9	26	11
Other, net	122	3,683	222
Net cash provided by/(used in) investing activities of continuing operations	11,519	42,818	(25,967)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	22,463	(12,567)	27,740
Increase/(decrease) in short-term borrowings	6,002	(7,840)	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(36,347)	(39,958)	7,182
Issuances of long-term debt	39,090	38,405	34,234
Repayments of long-term debt	(55,135)	(55,936)	(37,127)
Issuances of common shares	976	1,930	1,127
Sale of treasury shares	9,764	8,355	11,853
Repurchase of treasury shares	(10,202)	(8,859)	(11,790)
Dividends paid/capital repayments	(564)	(1,296)	(1,948)
Excess tax benefits related to share-based compensation	0	0
Other, net	(468)	394	(2,508)
Net cash provided by/(used in) financing activities of continuing operations	(24,421)	(77,372)	32,861
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,216)	(1,242)	(632)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(1,027)	(346)	222
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6,929	(48,810)	45,106
Cash and due from banks at beginning of period	61,763	110,573	65,467
Cash and due from banks at end of period	68,692	61,763	110,573
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	833	1,073	1,099
Cash paid for interest	11,876	15,004	17,238
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	374	0	0
Liabilities sold	170	0	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	4	2,418	0
Fair value of liabilities assumed	0	2,418	0
Bank
Operating activities of continuing operations (CHF million)
Net income	2,638	1,495	2,042
(Income)/loss from discontinued operations, net of tax	(145)	40	25
Income from continuing operations	2,493	1,535	2,067
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,337	1,264	1,181
Provision for credit losses	93	88	123
Deferred tax provision/(benefit)	668	(180)	39
Share of net income/(loss) from equity method investments	33	35	(41)
Trading assets and liabilities, net	10,443	(14,033)	38,728
(Increase)/decrease in other assets	(3,249)	(1,122)	(7,724)
Increase/(decrease) in other liabilities	10,126	(4,214)	5,645
Other, net	94	4,644	(2,923)
Total adjustments	19,545	(13,518)	35,028
Net cash provided by/(used in) operating activities of continuing operations	22,038	(11,983)	37,095
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	443	315	(1,020)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,120	46,933	(14,681)
Purchase of investment securities	(676)	(276)	(1,232)
Proceeds from sale of investment securities	176	936	2,118
Maturities of investment securities	673	1,442	2,294
Investments in subsidiaries and other investments	(1,338)	(1,947)	(1,410)
Proceeds from sale of other investments	3,165	2,918	6,324
(Increase)/decrease in loans	(7,850)	(10,251)	(14,813)
Proceeds from sale of loans	1,483	1,090	689
Capital expenditures for premises and equipment and other intangible assets	(895)	(1,227)	(1,727)
Proceeds from sale of premises and equipment and other intangible assets	9	26	11
Other, net	115	3,676	189
Net cash provided by/(used in) investing activities of continuing operations	12,425	43,635	(23,258)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	22,347	(14,454)	27,429
Increase/(decrease) in short-term borrowings	6,002	(11,643)	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(36,347)	(39,958)	7,182
Issuances of long-term debt	37,914	37,217	33,650
Repayments of long-term debt	(56,312)	(54,465)	(36,591)
Issuances of common shares	0	0	(2)
Sale of treasury shares	0	0	615
Repurchase of treasury shares	0	0	(612)
Dividends paid/capital repayments	(305)	(321)	(481)
Excess tax benefits related to share-based compensation	0	42	0
Other, net	1,181	3,603	(2,779)
Net cash provided by/(used in) financing activities of continuing operations	(25,520)	(79,979)	32,509
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,215)	(1,175)	(691)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(1,027)	(346)	222
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6,701	(49,848)	45,877
Cash and due from banks at beginning of period	61,376	111,224	65,347
Cash and due from banks at end of period	68,077	61,376	111,224
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	769	962	1,038
Cash paid for interest	11,686	14,881	17,100
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	338	0	0
Liabilities sold	162	0	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	4	2,418	0
Fair value of liabilities assumed	0	2,418	0